Employee benefits - Movements in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Balance at beginning of year	$ 4,307	$ 4,065
Interest income	60	31
Remeasurements gain :
-Return on plan assets excluding interest income	31	305
Actual benefits paid	(17)
Effect of changes in exchange rate	1	(94)
Balance at end of year	$ 4,382	$ 4,307